Basis of Presentation - Additional Information (Detail) $ in Millions	Jul. 31, 2022 CAD ($)
Cash flow hedges [member] | Interest Rate Swaps [Member] | CDOR and bankers acceptance (BA) rates [Member]
Basis of Presentation [Line Items]
Notional amount	$ 39,246
Cash flow hedges [member] | Total Return Swaps [Member] | CDOR rate [Member]
Basis of Presentation [Line Items]
Notional amount	658
Fair value hedges [member] | Interest Rate Swaps [Member] | CDOR and bankers acceptance (BA) rates [Member]
Basis of Presentation [Line Items]
Notional amount	$ 16,763